Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Jun. 30, 2024	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Segment Information
Revenue	$ 2,917	$ 4,448	$ 3,659	$ 2,972	$ 4,531	$ 3,678	$ 4,786	$ 4,493			$ 13,996	$ 17,488
Cost of revenue											5,879	2,888
Loss from operations	(36,107)	(29,189)	(27,197)	(28,801)	(26,436)	(14,891)	(22,825)	(9,232)			(121,294)	(73,384)
Other income (expense), net		(1,841)	(1,471)	(1,282)					$ (2,753)	$ (4,594)	(6,997)	(5,118)
Net loss	$ (38,510)	$ (31,030)	$ (28,668)	$ (30,083)	$ (27,450)	$ (15,790)	$ (23,517)	$ (11,745)	$ (58,751)	$ (89,781)	(128,291)	(78,502)
Single reportable segment
Segment Information
Revenue											13,996	17,488
Cost of revenue											5,879	2,888
Program expenses											50,124	36,346
Loss from operations											(121,294)	(73,384)
Other income (expense), net											(6,997)	(5,118)
Net loss											(128,291)	(78,502)
Single reportable segment | YUTREPIA
Segment Information
Program expenses											37,352	23,487
Non-program expenses											15,530	12,854
Single reportable segment | L606
Segment Information
Program expenses											12,052	12,551
Personnel, including stock-based compensation											63,757	38,784
Single reportable segment | Generic Treprostinil
Segment Information
Program expenses											$ 720	$ 308